Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Contributed Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interest	Cumulative effect adjustment	Cumulative effect adjustment Retained Earnings	Adjusted balance	Adjusted balance Common Stock	Adjusted balance Additional Contributed Capital	Adjusted balance Retained Earnings	Adjusted balance Accumulated Other Comprehensive Income (Loss)	Adjusted balance Treasury Stock	Adjusted balance Noncontrolling Interest
Accounting Standards Update [Extensible List]	Accounting Standards Update 2014-09
Balance, beginning of period at Dec. 31, 2017	$ 1,222.4	$ 2.0	$ 514.7	$ 2,542.9	$ (9.5)	$ (1,828.3)	$ 0.6	$ (2.3)	$ (2.3)	$ 1,220.1	$ 2.0	$ 514.7	$ 2,540.6	$ (9.5)	$ (1,828.3)	$ 0.6
Balance, beginning of period, (in shares) at Dec. 31, 2017		198.8				(66.9)					198.8				(66.9)
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Balance, beginning of period at Dec. 31, 2017	$ 1,222.4	$ 2.0	514.7	2,542.9	(9.5)	$ (1,828.3)	0.6	(2.3)	(2.3)	1,220.1	$ 2.0	514.7	2,540.6	(9.5)	$ (1,828.3)	0.6
Balance, beginning of period, (in shares) at Dec. 31, 2017		198.8				(66.9)					198.8				(66.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings attributable to Leggett & Platt, Inc. common shareholders	323.7			323.5			0.2
Dividends declared	(195.8)		5.3	(201.1)
Dividends paid to noncontrolling interest	(0.2)						(0.2)
Treasury stock purchased	(113.6)					$ (113.6)
Treasury stock purchased, (in shares)						(2.6)
Treasury stock issued	17.0		(16.6)			$ 33.6
Treasury stock issued, (in shares)						1.2
Other comprehensive income (loss)	(68.1)				(68.1)
Stock-based compensation, net of tax	23.7		23.7
Balance, end of period at Dec. 31, 2018	$ 1,206.8	$ 2.0	527.1	2,663.0	(77.6)	$ (1,908.3)	0.6	0.1	0.1	1,206.9	$ 2.0	527.1	2,663.1	(77.6)	$ (1,908.3)	0.6
Balance, end of period, (in shares) at Dec. 31, 2018		198.8				(68.3)					198.8				(68.3)
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$ 314.1			314.0			0.1
Dividends declared	(207.8)		5.4	(213.2)
Dividends paid to noncontrolling interest	(0.2)						(0.2)
Treasury stock purchased	(31.1)					$ (31.1)
Treasury stock purchased, (in shares)						(0.7)
Treasury stock issued	33.3		(22.3)			$ 55.6
Treasury stock issued, (in shares)						2.0
Other comprehensive income (loss)	0.8				0.8
Stock-based compensation, net of tax	25.9		25.9
Balance, end of period at Dec. 31, 2019	$ 1,341.9	$ 2.0	536.1	2,763.9	(76.8)	$ (1,883.8)	0.5	$ (2.5)	$ (2.5)	$ 1,339.4	$ 2.0	$ 536.1	$ 2,761.4	$ (76.8)	$ (1,883.8)	$ 0.5
Balance, end of period, (in shares) at Dec. 31, 2019		198.8				(67.0)					198.8				(67.0)
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$ 253.1			253.0			0.1
Dividends declared	(211.7)		5.5	(217.2)
Treasury stock purchased	(11.2)					$ (11.2)
Treasury stock purchased, (in shares)						(0.2)
Treasury stock issued	7.7		(21.9)			$ 29.6
Treasury stock issued, (in shares)						1.0
Other comprehensive income (loss)	24.3				24.4		(0.1)
Stock-based compensation, net of tax	23.5		23.5
Balance, end of period at Dec. 31, 2020	$ 1,425.1	$ 2.0	$ 543.2	$ 2,797.2	$ (52.4)	$ (1,865.4)	$ 0.5
Balance, end of period, (in shares) at Dec. 31, 2020		198.8				(66.2)